UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York            August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $136,348
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                           FORM 13F INFORMATION TABLE
                                                 Errol M Rudman
                                                  June 30, 2011


COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5    COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                    VALUE   SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP    (X1000) PRN AMT  PRN CALL   DISCRETION   MNGRS   SOLE      SHARED    NONE
AMPHENOL CORP NEW             CL A            032095101  10,035  185,872  SH           SOLE                 185,872
BELDEN INC                    COM             077454106   2,524   72,400  SH           SOLE                  72,400
BROADRIDGE FINL SOLUTIONS IN  COM             11133T103   1,268   52,660  SH           SOLE                  52,660
BRUKER CORP                   COM             116794108   2,718  133,480  SH           SOLE                 133,480
CITIGROUP INC                 COM NEW         172967424   8,744  210,000      CALL     SOLE                 210,000
CVS CAREMARK CORPORATION      COM             126650100   3,880  103,249  SH           SOLE                 103,249
DIREXION SHS ETF TR           20YR TRES BEAR  25459W532   6,338  165,000  SH           SOLE                 165,000
EXPRESS SCRIPTS INC           COM             302182100   5,884  109,010  SH           SOLE                 109,010
HARVARD BIOSCIENCE INC        COM             416906105   1,134  212,766  SH           SOLE                 212,766
HCA HOLDINGS INC              COM             40412C101   3,696  112,000  SH           SOLE                 112,000
KKR FINANCIAL HLDGS LLC       COM             48248A306   3,972  404,900  SH           SOLE                 404,900
LAZARD LTD                    SHS A           G54050102   2,304   62,093  SH           SOLE                  62,093
MARTHA STEWART LIVING OMNIME  CL A            573083102   1,277  294,259  SH           SOLE                 294,259
MEDCO HEALTH SOLUTIONS INC    COM             58405U102   4,305   76,170  SH           SOLE                  76,170
MGP INGREDIENTS INC           COM             55302G103     375   43,090  SH           SOLE                  43,090
MOHAWK INDS INC               COM             608190104     294    4,900  SH           SOLE                   4,900
NOBLE ENERGY INC              COM             655044105   6,319   70,500  SH           SOLE                  70,500
QUANTA SVCS INC               COM             74762E102     404   20,000  SH           SOLE                  20,000
RITCHIE BROS AUCTIONEERS      COM             767744105   8,952  325,650  SH           SOLE                 325,650
ROCK-TENN CO                  CL A            772739207   3,284   49,500  SH           SOLE                  49,500
RUSH ENTERPRISES INC          CL A            781846209   3,849  202,236  SH           SOLE                 202,236
SCIQUEST INC NEW              COM             80908T101     918   53,700  SH           SOLE                  53,700
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106   4,536  120,470  SH           SOLE                 120,470
SIRONA DENTAL SYSTEMS INC     COM             82966C103   2,140   40,300  SH           SOLE                  40,300
SLM CORP                      COM             78442P106   3,154  187,600  SH           SOLE                 187,600
SOTHEBYS                      COM             835898107   3,936   90,480  SH           SOLE                  90,480
STIFEL FINL CORP              COM             860630102   2,217   61,815  SH           SOLE                  61,815
TIMKEN CO                     COM             887389104   1,129   22,400  SH           SOLE                  22,400
TRANSDIGM GROUP INC           COM             893641100  19,206  210,610  SH           SOLE                 210,610
TW TELECOM INC                COM             87311L104  11,129  542,092  SH           SOLE                 542,092
VALASSIS COMMUNICATIONS INC   COM             918866104   3,833  126,490  SH           SOLE                 126,490
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103   2,597  138,500  SH           SOLE                 138,500


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